AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Small Cap Value Portfolio
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 22 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 68 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Small Cap Value Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Small Cap Value Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.04%	0.06%	0.04%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Total Other Expenses	[1]	0.47%	0.49%	0.47%	0.69%	0.63%	0.55%	0.45%
Total Annual Fund Operating Expenses		1.52%	2.29%	1.27%	1.99%	1.68%	1.35%	1.25%
Fee Waiver and/or Expense Reimbursement	[2]	(0.27%)	(0.29%)	(0.27%)	(0.49%)	(0.43%)	(0.35%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.00%	1.50%	1.25%	1.00%	1.00%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through __________, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.25%, 2.00%, 1.00%, 1.50%, 1.25%, 1.00% and 1.00% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

EXAMPLE
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Small Cap Value Portfolio (USD $)	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	547	203	[1]	102	153	127	102	102
After 3 Years	860	688		376	579	489	394	372
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
The Fund will invest primarily in a diversified portfolio of equity securities of small-capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small-capitalization companies. For purposes of this policy, small-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index (the "Russell 2000 Value") and the greater of $2.5 billion or the largest company in the Russell 2000 Value. As of December 31, 2013, the market capitalization range of the Russell 2000 Value was between $37 million and $4.6 billion.

The Fund will invest in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund, the Adviser will use its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.

The Adviser will look for companies with attractive valuation (for example, with low price to book value ratios) and compelling quality factors (for example, momentum and return on equity). The Adviser will then use this information to calculate an expected return. Returns and rankings will be updated on a daily basis. The rankings will be used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, the Adviser's fundamental research analysts focus their research on the most attractive 20% of the companies in the small-capitalization universe as defined above.

The Adviser typically will project a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser will focus on the valuation implied by the current price, relative to the earnings the company is projected to generate five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Adviser will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Adviser to dispose of the security.

The Adviser will seek to manage the overall portfolio volatility relative to the Russell 2000 Value by favoring promising securities that offer the best balance between return and targeted risk.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may underperform the market generally.
  Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.